Accounts Receivable, Net (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Nov. 12, 2020	Dec. 31, 2021
Accounts Receivable, Net
Accounts receivable	$ 1,187	$ 1,457		$ 1,457			$ 1,236
Less: Allowance for doubtful accounts	(30)	(35)		(35)			(35)
Accounts receivable, net	1,157	1,422		1,422			1,201
Bad debt expenses		$ 0	$ 0	$ 0	$ 0
Accounts receivable write-off	$ 0					$ 0	100
Accounts receivable write-off							$ 95